CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unbilled contracts receivable (in dollars)	$ 59,499	$ 73,366	$ 85,094
Vessels and other property, accumulated depreciation	768,511	736,874
Intangible assets, accumulated amortization	$ 42,933	$ 41,783	$ 37,183
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares, issued		364,655,658	310,744,763
Common stock, shares, outstanding	373,465,442	364,655,658	310,744,763
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	7,926,805	7,926,805	7,926,805
Common stock, shares, issued		7,393,481	5,017,330
Common stock, shares, outstanding	1,240,080	1,232,247	5,017,330
Parent Company [Member] | Common Class A [Member]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares, issued		364,655,658	310,744,763
Common stock, shares, outstanding		364,655,658	310,744,763
Parent Company [Member] | Common Class B [Member]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		7,926,805	7,926,805
Common stock, shares, issued		7,393,481	5,017,330
Common stock, shares, outstanding		7,393,481	5,017,330
Scenario, Previously Reported [Member] | Common Class B [Member]
Common stock, shares, outstanding	7,440,478	7,393,481